Accrued and Other Liabilities - Accrued Liabilities (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Other Liabilities Disclosure [Abstract]
Accrued expenses		$ 447	$ 535
Accrued compensation and benefits	$ 275	272	266
Lease liability	47	35	47
Other accrued liabilities	409	152	176
Accrued liabilities	$ 1,201	$ 906	$ 1,024